Offerings	Oct. 07, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock
Amount Registered | shares	14,017,056
Proposed Maximum Offering Price per Unit | $ / shares	6.61
Maximum Aggregate Offering Price	$ 92,652,741
Fee Rate	0.01381%
Amount of Registration Fee	$ 12,795.34
Offering Note	Represents the resale of 14,017,056 shares (“Shares”) of Class A Common Stock (“Common Stock”) by the selling stockholders named in the prospectus that forms a part of this registration statement on Form S-3 (“Selling Stockholders”). Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered such indeterminable additional shares of Common Stock as may be issued to prevent dilution as a result of stock splits, stock dividends or similar transactions, and the resale of such shares of Common StockPursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $6.61, which is the average of the high and low prices of the shares of the Company’s Common Stock on October 6, 2025 (a date withing five business days prior to filing) on the Nasdaq Stock Market.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, issuable upon exercise of warrants
Amount Registered | shares	7,008,528
Proposed Maximum Offering Price per Unit | $ / shares	6.00
Maximum Aggregate Offering Price	$ 42,051,168
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,807.27
Offering Note	Represents the issuance by the registrant of 7,008,528 shares of Common Stock that may be issued upon the exercise of 7,008,528 warrants (“Warrants”) held by Selling Stockholders which were issued in connection with the issuance of the Shares. Pursuant to Rule 416 under the Securities Act, there are also being registered such indeterminable additional shares of Common Stock as may be issued to prevent dilution as a result of stock splits, stock dividends or similar transactions, and the resale of such shares of Common Stock.Based on the exercise price of the Warrants of $6.00 per share of Common Stock in accordance with Rule 457(g) under the Securities Act.